Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
11.	Property, Plant and Equipment, Net

The analysis of the changes in property, plant and equipment is as follows:

															Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2020	Ps.	14,509,206	Ps.	141,966,642	Ps.	6,026,094	Ps.	1,158,745	Ps.	3,000,322	Ps.	8,548,265	Ps.	3,434,374	Ps.	13,714,368	Ps.	192,358,016
Additions		6,252		12,384,030		—		24,562		75,219		253,783		19,283		7,368,609		20,131,738
Dismantling cost		—		71,241		—		—		-		—		—		—		71,241
Retirements and reclassifications to other accounts		(53,559)		(547,789)		—		(2,426)		(45,726)		(72,113)		(627)		(2,575,544)		(3,297,784)
Transfers from intangibles assets, net		—		(2,725)		—		—		-		—		—		(1,042,340)		(1,045,065)
Transfers and reclassifications		415,289		3,381,566		—		82,855		92,370		467,754		152,591		(4,592,425)		—
Effect of translation		9,724		9,223		—		64		47		693		15		1,002		20,768
December 31, 2020		14,886,912		157,262,188		6,026,094		1,263,800		3,122,232		9,198,382		3,605,636		12,873,670		208,238,914
Additions		2,290		14,334,876		—		68,201		395,005		339,967		17,508		8,110,000		23,267,847
Dismantling cost		—		69,350		—		—		-		—		—		—		69,350
Retirements and reclassifications to other accounts		(93,883)		(2,423,831)		—		(62,210)		(280,189)		(618,714)		(19,860)		(1,055,858)		(4,554,545)
Transfers from intangibles assets, net		—		—		—		—		-		—		—		(547,940)		(547,940)
Transfers and reclassifications		412,054		3,513,272		—		28,976		170,788		594,158		125,175		(4,844,423)		—
Effect of translation		(4,773)		39,351		—		36		71		306		37		97		35,125
December 31, 2021	Ps.	15,202,600	Ps.	172,795,206	Ps.	6,026,094	Ps.	1,298,803	Ps.	3,407,907	Ps.	9,514,099	Ps.	3,728,496	Ps.	14,535,546	Ps.	226,508,751

Depreciation:
January 1, 2020	Ps.	(5,072,076)	Ps.	(89,317,039)	Ps.	(3,688,655)	Ps.	(603,959)	Ps.	(1,805,004)	Ps.	(6,232,223)	Ps.	(2,309,828)	Ps.	—	Ps.	(109,028,784)
Depreciation of the year		(268,684)		(15,545,278)		(282,414)		(116,651)		(267,356)		(945,389)		(263,731)		—		(17,689,503)
Retirements		37,704		1,622,089		—		2,208		41,131		71,752		35		—		1,774,919
Effect of translation		(4,703)		(8,642)		—		(69)		(37)		(452)		(16)		—		(13,919)
December 31, 2020		(5,307,759)		(103,248,870)		(3,971,069)		(718,471)		(2,031,266)		(7,106,312)		(2,573,540)		—		(124,957,287)
Depreciation of the year		(304,842)		(15,641,059)		(282,414)		(117,255)		(262,008)		(848,426)		(274,546)		—		(17,730,550)
Retirements		70,754		3,326,801		—		58,751		127,440		557,776		(133)		—		4,141,389
Effect of translation		(1,362)		(38,575)		—		(28)		(69)		(110)		(33)		—		(40,177)
December 31, 2021	Ps.	(5,543,209)	Ps.	(115,601,703)	Ps.	(4,253,483)	Ps.	(777,003)	Ps.	(2,165,903)	Ps.	(7,397,072)	Ps.	(2,848,252)	Ps.	—	Ps.	(138,586,625)

Carrying amount:
At January 1, 2020	Ps.	9,437,130	Ps.	52,649,603	Ps.	2,337,439	Ps.	554,786	Ps.	1,195,318	Ps.	2,316,042	Ps.	1,124,546	Ps.	13,714,368	Ps.	83,329,232
At December 31, 2020	Ps.	9,579,153	Ps.	54,013,318	Ps.	2,055,025	Ps.	545,329	Ps.	1,090,966	Ps.	2,092,070	Ps.	1,032,096	Ps.	12,873,670	Ps.	83,281,627
At December 31, 2021	Ps.	9,659,391	Ps.	57,193,503	Ps.	1,772,611	Ps.	521,800	Ps.	1,242,004	Ps.	2,117,027	Ps.	880,244	Ps.	14,535,546	Ps.	87,922,126

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Depreciation charges are presented in Note 21.

Property, plant and equipment include the following technical equipment leased to subscribers in the Cable and Sky segments as of December 31:

	2021		2020
Subscriber leased set-top equipment	Ps.	47,813,940	Ps.	42,564,180
Accumulated depreciation		(30,316,415)		(26,885,031)
	Ps.	17,497,525	Ps.	15,679,149